Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 1,530,432	$ 1,444,037	$ 1,028,898
Allowance for expected credit loss	(51,022)	(48,675)	(31,528)
Trade accounts receivable	$ 1,479,410	$ 1,395,362	$ 997,370